Business Combination - Schedule of Assets and Liabilities Acquired (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LIABILITIES
Indebtedness to related parties, current		$ 3,374
Total current liabilities		10,628	7,759	$ 7,834
TOTAL LIABILITIES		21,447	25,407	22,806
SHAREHOLDERS' EQUITY
Common stock		$ 1,955	$ 1,772	$ 1,772
Common stock, par value		$ 1	$ 1	$ 1
Common stock, shares authorized		1,473,162	1,298,162	1,298,162
Common stock, shares issued		1,473,162	1,298,162	1,298,162
Common stock, shares outstanding		1,473,162	1,298,162	1,298,162
Additional paid-in capital		$ 14,926	$ 7,258	$ 6,755
Accumulated deficit		(17,444)	(23,214)	(18,387)
Total shareholders'equity		212	(13,563)	(9,373)
TOTAL LIABILITIES AND EQUITY		21,659	$ 11,844	$ 13,433
SEALS Corp
LIABILITIES
Indebtedness to related parties, current		3,374
Total current liabilities	9,641	10,628
TOTAL LIABILITIES	24,722	21,447
SHAREHOLDERS' EQUITY
Common stock	$ 75	$ 75
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	7,501,500	7,501,400
Common stock, shares outstanding	7,501,500	7,501,400
Additional paid-in capital	$ 16,752	$ 16,731
Accumulated deficit	(18,318)	(17,444)
Total shareholders'equity	(645)	212
TOTAL LIABILITIES AND EQUITY	$ 24,077	21,659
WISeKey Semiconductors SAS | SEALS Corp
ASSETS
TOTAL ASSETS
LIABILITIES
Indebtedness to related parties, current		188
Total current liabilities		188
TOTAL LIABILITIES		188
SHAREHOLDERS' EQUITY
Common stock
Common stock, par value		$ 0.00
Common stock, shares authorized		100
Common stock, shares issued		100
Common stock, shares outstanding		100
Additional paid-in capital
Accumulated deficit		(188)
Total shareholders'equity		(188)
TOTAL LIABILITIES AND EQUITY